Schedule of Estimated Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
2014	$ 228
2015	222
2016	210
2017	207
2018	198
Thereafter	565
Intangible assets, net	$ 1,630	$ 1,672